Short-term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Investments
Time deposits	$ 818,885,000	$ 97,510,000
Equity securities with readily determinable fair value	2,249,000	4,624,000
Total short-term investments	$ 821,134,000	$ 102,134,000
Weighted average return of the wealth management products	2.60%	2.70%	2.90%
Unrealized investment loss in fair value	$ 2,056,000	$ 1,998,000
Financial income, net
Short-term Investments
Unrealized investment loss in fair value	2,056,000	1,998,000
Realized investment income	$ 0	$ 422